Accumulated Other Comprehensive (Loss) Income - Summary of Accumulated Other Comprehensive (Loss) Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income Loss [Line Items]
Balance	$ 251,081	$ 235,171	$ (51,551)
Balance	294,660	251,081	235,171
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income Loss [Line Items]
Balance	2,662	450	(698)
Other comprehensive income	1,958	2,212	1,148
Balance	$ 4,620	$ 2,662	$ 450